Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 30, 2014

VIA EDGAR

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 132 to the Registrant’s registration statement on Form N-1A (“PEA 132”). PEA 132 is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) primarily to reflect certain changes to the principal investment strategies of the Seafarer Overseas Growth and Income Fund (the “Seafarer Fund”) and the ALPS/CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”), each a currently operating separate series of the Trust.

With respect to the Seafarer Fund, the proposed changes are intended to reflect, among other items, modifications to also include foreign sovereign debt as an additional asset class in which the Fund will invest at least 80% of its total assets, as well as updating disclosure regarding the extent to which the Fund may invest in certain countries.

With respect to the CoreCommodity Fund, the proposed changes are intended to reflect, among other items, clarifications regarding the constituent assets of, and the use of certain indices as points of reference for, the CoreCommodity Fund’s two primary investment approaches. The changes also include enhancements of the CoreCommodity Fund’s risk disclosure and updates regarding its diversified/non-diversified status.

Please note that while the statements of additional information for each Fund reflect revision tags, the CoreCommodity Fund’s statement of additional information shows revision tags only with respect to the material investment strategy-related sections of this document. It does not

Ms. Amy Miller

June 30, 2014

show non-substantive changes resulting from the reorganization of the CoreCommodity Fund’s statement of additional information into a standalone document, instead of its usual incorporation into the combined statement of additional information with certain other series of the Trust. The Registrant believes that the inclusion of such revision tags would not be useful to the Commission.

* * *

If you have any questions or further comments, please contact me at 720.917.0864.

Very truly yours,

/s/ David T. Buhler
David T. Buhler, Esq.
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP